Stockholders' equity, dividend payments and stock compensation expenses, Acquisition of non-controlling interests (Details) - USD ($) $ in Thousands	1 Months Ended
	Apr. 30, 2025	Sep. 30, 2025	Dec. 31, 2024
Acquisition of Non-controlling Interests [Abstract]
Carrying value of non-controlling interest		$ 64	$ 4,459
Accumulated deficit		(133,115)	(186,321)
Translation differences		$ 477	$ 39
Goodwood Ship Management Pte. Ltd. [Member]
Acquisition of Non-controlling Interests [Abstract]
Additional percentage of equity interest acquired	46.80%
Cash purchase price	$ 6,100
Ownership interest acquired	100.00%
Carrying value of non-controlling interest	$ 4,400
Accumulated deficit	1,800
Translation differences	$ 200